Inventory - Write-offs (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Inventory
Net realizable value adjustment	$ 0
Inventory, LIFO Reserve, Period Charge		$ 1,030,236